UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

BRANDYWINEGLOBAL — GLOBAL OPPORTUNITIES BOND FUND

FORM N-Q

MARCH 31, 2018

BRANDYWINEGLOBAL — GLOBAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
SOVEREIGN BONDS - 50.2%
Australia - 5.3%
Australia Government Bond, Senior Notes	2.750%	10/21/19	127,690,000	AUD	$99,287,518	(a)
New South Wales Treasury Corp.	3.500%	3/20/19	23,215,000	AUD	18,096,790
Queensland Treasury Corp.	4.000%	6/21/19	50,435,000	AUD	39,661,167	(a)
Western Australian Treasury Corp.	7.000%	10/15/19	48,285,000	AUD	39,811,249

Total Australia					196,856,724

Brazil - 4.8%
Federative Republic of Brazil, Notes	10.000%	1/1/27	569,035,000	BRL	177,319,831

Indonesia - 3.6%
Republic of Indonesia, Senior Notes	8.375%	3/15/24	132,490,000,000	IDR	10,513,985
Republic of Indonesia, Senior Notes	9.000%	3/15/29	812,700,000,000	IDR	67,920,174
Republic of Indonesia, Senior Notes	8.375%	3/15/34	71,600,000,000	IDR	5,668,712
Republic of Indonesia, Senior Notes	8.750%	2/15/44	609,200,000,000	IDR	51,317,185

Total Indonesia					135,420,056

Malaysia - 6.4%
Federation of Malaysia, Senior Notes	3.659%	10/15/20	231,170,000	MYR	60,164,562
Federation of Malaysia, Senior Notes	4.048%	9/30/21	101,200,000	MYR	26,589,855
Federation of Malaysia, Senior Notes	3.620%	11/30/21	42,960,000	MYR	11,174,265
Federation of Malaysia, Senior Notes	3.882%	3/10/22	152,460,000	MYR	39,892,925
Federation of Malaysia, Senior Notes	3.480%	3/15/23	181,645,000	MYR	46,369,442
Federation of Malaysia, Senior Notes	3.955%	9/15/25	59,305,000	MYR	15,338,837
Federation of Malaysia, Senior Notes	3.900%	11/30/26	22,015,000	MYR	5,648,885
Federation of Malaysia, Senior Notes	3.899%	11/16/27	131,205,000	MYR	33,781,963

Total Malaysia					238,960,734

Mexico - 12.2%
United Mexican States, Bonds	8.000%	11/7/47	416,700,000	MXN	23,941,593
United Mexican States, Senior Notes	8.500%	5/31/29	1,843,570,000	MXN	110,086,886
United Mexican States, Senior Notes	7.750%	11/23/34	689,000,000	MXN	38,735,974
United Mexican States, Senior Notes	8.500%	11/18/38	1,929,900,000	MXN	116,051,532
United Mexican States, Senior Notes	7.750%	11/13/42	2,936,800,000	MXN	164,123,181

Total Mexico					452,939,166

Poland - 5.8%
Republic of Poland, Bonds	0.000%	4/25/19	278,515,000	PLN	80,251,602
Republic of Poland, Bonds	3.250%	7/25/19	204,235,000	PLN	61,178,321
Republic of Poland, Bonds	1.500%	4/25/20	247,140,000	PLN	72,283,297

Total Poland					213,713,220

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL — GLOBAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
South Africa - 5.6%
Republic of South Africa, Bonds	6.500%	2/28/41	1,296,170,000	ZAR	$84,633,839
Republic of South Africa, Bonds	8.750%	2/28/48	1,476,715,000	ZAR	123,319,969

Total South Africa					207,953,808

Turkey - 0.7%
Republic of Turkey, Bonds	10.600%	2/11/26	108,680,000	TRY	24,998,631

United Kingdom - 5.8%
United Kingdom Gilt, Bonds	1.250%	7/22/18	152,095,000	GBP	213,884,348	(a)

TOTAL SOVEREIGN BONDS (Cost - $1,989,884,575)					1,862,046,518

CORPORATE BONDS & NOTES - 20.8%
CONSUMER DISCRETIONARY - 6.2%
Automobiles - 4.6%
Ford Motor Credit Co., LLC, Senior Notes (3 mo. USD LIBOR + 0.900%)	3.025%	6/15/18	33,935,000		33,964,771	(b)
Ford Motor Credit Co., LLC, Senior Notes (3 mo. USD LIBOR + 1.000%)	3.331%	1/9/20	18,460,000		18,609,285	(b)
Ford Motor Credit Co., LLC, Senior Notes (3 mo. USD LIBOR + 0.810%)	2.835%	4/5/21	55,550,000		55,562,157	(b)
General Motors Financial Co. Inc., Senior Notes (3 mo. USD LIBOR + 0.930%)	2.650%	4/13/20	61,325,000		61,919,540	(b)

Total Automobiles					170,055,753

Media - 1.6%
NBCUniversal Enterprise Inc., Senior Notes (3 mo. USD LIBOR + 0.400%)	2.708%	4/1/21	60,365,000		60,572,586	(b)(c)

TOTAL CONSUMER DISCRETIONARY					230,628,339

FINANCIALS - 13.6%
Banks - 7.2%
Citibank N.A., Senior Notes (3 mo. USD LIBOR + 0.350%)	2.189%	2/12/21	51,085,000		51,057,921	(b)
Citigroup Inc., Senior Notes (3 mo. USD LIBOR + 0.690%)	2.450%	4/27/18	29,028,000		29,034,696	(b)
Citigroup Inc., Senior Notes (3 mo. USD LIBOR + 0.790%)	2.498%	1/10/20	12,765,000		12,842,772	(b)
Corporacion Andina de Fomento, Senior Notes	2.000%	5/10/19	24,860,000		24,704,734
Dexia Credit Local SA (3 mo. USD LIBOR + 0.200%)	2.225%	6/5/18	46,769,000		46,776,968	(b)(c)
JPMorgan Chase Bank N.A., Senior Notes (3 mo. USD LIBOR + 0.450%)	2.672%	9/21/18	19,415,000		19,437,140	(b)

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL — GLOBAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - continued
National Australia Bank Ltd., Senior Notes (3 mo. USD LIBOR + 0.510%)	2.414%	5/22/20	37,165,000	$37,313,973	(b)(c)
Wells Fargo & Co., Senior Notes (3 mo. USD LIBOR + 1.025%)	2.777%	7/26/21	45,335,000	46,130,909	(b)

Total Banks				267,299,113

Capital Markets - 5.4%
Daimler Finance North America LLC, Senior Notes (3 mo. USD LIBOR + 0.450%)	2.354%	2/22/21	58,305,000	58,365,778	(b)(c)
Goldman Sachs Group Inc., Senior Notes (3 mo. USD LIBOR + 0.750%)	2.556%	2/23/23	106,785,000	106,441,009	(b)
Macquarie Bank Ltd., Senior Notes (3 mo. USD LIBOR + 0.350%)	2.662%	4/4/19	34,940,000	34,971,725	(b)(c)

Total Capital Markets				199,778,512

Insurance - 1.0%
Metropolitan Life Global Funding I, Senior Secured Notes (3 mo. USD LIBOR + 0.220%)	2.398%	9/19/19	35,395,000	35,449,990	(b)(c)

TOTAL FINANCIALS				502,527,615

INFORMATION TECHNOLOGY - 1.0%
Technology Hardware, Storage & Peripherals - 1.0%
Hewlett Packard Enterprise Co., Senior Notes	6.350%	10/15/45	36,026,000	38,618,401

TOTAL CORPORATE BONDS & NOTES (Cost - $767,373,209)				771,774,355

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 16.7%
U.S. Government Obligations - 16.7%
U.S. Treasury Bonds	2.875%	11/15/46	84,090,000	82,485,392
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.140%)	1.888%	1/31/19	38,160,000	38,221,103	(b)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.070%)	1.818%	4/30/19	51,580,000	51,635,386	(b)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.060%)	1.808%	7/31/19	428,890,000	429,383,374	(b)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield)	1.748%	1/31/20	18,860,000	18,841,380	(b)

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $618,833,197)				620,566,635

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL — GLOBAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(d) - 1.9%
Bancaja Fondo de Titulizacion de Activos, 2011 A2 (3 mo. Euribor + 0.170%, 0.000% floor)	0.000%	4/27/50	1,762,321	EUR	$2,159,733	(a)(b)
Federal National Mortgage Association (FNMA) - CAS, 2014-C04 1M2 (1 mo. USD LIBOR + 4.900%)	6.772%	11/25/24	3,402,677		3,897,447	(b)
Federal National Mortgage Association (FNMA)-CAS, 2017-C05 1M2 (1 mo. USD LIBOR + 2.200%)	4.072%	1/25/30	6,610,000		6,702,459	(b)
Fondo de Titulizacion de Activos UCI, 2017 A2 (3 mo. Euribor + 0.160%, 0.000% floor)	0.000%	12/17/49	5,862,227	EUR	6,796,385	(a)(b)
Freddie Mac Structured Agency Credit Risk Debt Notes, 2017-HQA2, B1 (1 mo. USD LIBOR + 4.750%)	6.622%	12/25/29	4,250,000		4,476,376	(b)
IM Pastor Fondo de Titulizacion de Activos, 2004 A (3 mo. Euribor + 0.140%, 0.000% floor)	0.000%	3/22/44	9,143,392	EUR	10,433,836	(a)(b)
Marche Mutui Srl, 2006 A2 (3 mo. Euribor + 0.200%, 0.000% floor)	0.000%	1/27/64	15,361,273	EUR	18,929,820	(a)(b)
MASTR Resecuritization Trust, 2008-1 A1	6.000%	9/27/37	1,325,461		1,267,162	(b)(c)
Pastor GC Hipotecario, 2005 A2 (3 mo. Euribor + 0.170%, 0.000% floor)	0.000%	6/21/46	14,036,285	EUR	15,494,786	(a)(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-6 2A1	5.500%	8/25/35	333,212		325,845

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $69,806,700)					70,483,849

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $3,445,897,681)					3,324,871,357

SHORT-TERM INVESTMENTS - 10.3%
U.S. Government Agencies - 7.9%
Fannie Mae Discount Notes	1.476%	4/16/18	176,905,000		176,791,427	(e)
Federal Home Loan Bank Discount Notes	0.843%	4/4/18	34,720,000		34,716,806	(e)
Federal Home Loan Bank Discount Notes	1.120%	4/6/18	81,255,000		81,240,130	(e)

Total U.S. Government Agencies (Cost - $292,744,575)					292,748,363

			SHARES
Money Market Funds - 2.4%
JPMorgan U.S. Government Money Market Fund, Institutional Class (Cost - $87,695,534)	1.539%		87,695,534		87,695,534

TOTAL SHORT-TERM INVESTMENTS (Cost - $380,440,109)					380,443,897

TOTAL INVESTMENTS - 99.9% (Cost - $3,826,337,790)					3,705,315,254
Other Assets in Excess of Liabilities - 0.1%					3,332,009

TOTAL NET ASSETS - 100.0%					$3,708,647,263

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL — GLOBAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2018

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)	Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(e)	Rate shown represents yield-to-maturity.

Abbreviations used in this schedule:

AUD	— Australian Dollar
BRL	— Brazilian Real
EUR	— Euro
Euribor	— Euro Interbank Offered Rate
GBP	— British Pound
IDR	— Indonesian Rupiah
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
PLN	— Polish Zloty
TRY	— Turkish Lira
ZAR	— South African Rand

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL — GLOBAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2018

At March 31, 2018, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	114,504,244	ZAR	1,432,700,000	HSBC Bank USA, N.A.	4/11/18	$(6,290,402)
TRY	363,100,000	USD	93,286,985	HSBC Bank USA, N.A.	4/13/18	(1,656,616)
PLN	263,120,000	USD	76,775,163	Morgan Stanley & Co. Inc.	4/17/18	107,007
USD	77,901,469	PLN	263,120,000	Morgan Stanley & Co. Inc.	4/17/18	1,019,299
NOK	754,900,000	USD	96,067,702	HSBC Bank USA, N.A.	4/20/18	298,062
USD	25,624,933	NOK	202,100,000	HSBC Bank USA, N.A.	4/20/18	(173,876)
USD	52,841,609	NOK	413,800,000	HSBC Bank USA, N.A.	4/20/18	18,516
SEK	1,401,600,000	USD	175,938,944	HSBC Bank USA, N.A.	4/23/18	(7,786,577)
COP	44,960,000,000	USD	15,756,089	JPMorgan Chase & Co.	5/7/18	322,584
COP	51,940,000,000	USD	18,188,185	JPMorgan Chase & Co.	5/7/18	386,688
COP	55,520,000,000	USD	19,442,601	JPMorgan Chase & Co.	5/7/18	412,557
COP	64,680,000,000	USD	22,698,958	JPMorgan Chase & Co.	5/7/18	432,015
COP	70,220,000,000	USD	24,479,096	JPMorgan Chase & Co.	5/7/18	633,102
COP	78,759,000,000	USD	27,603,743	JPMorgan Chase & Co.	5/7/18	562,187
COP	126,971,000,000	USD	44,534,039	JPMorgan Chase & Co.	5/7/18	873,549
JPY	15,914,000,000	USD	149,759,513	JPMorgan Chase & Co.	5/11/18	206,948
JPY	30,590,000,000	USD	283,721,491	JPMorgan Chase & Co.	5/11/18	4,545,070
NOK	1,465,600,000	USD	184,282,661	HSBC Bank USA, N.A.	5/16/18	2,953,480
USD	86,459,155	AUD	110,450,000	Morgan Stanley & Co. Inc.	5/17/18	1,622,952
EUR	23,730,000	USD	29,310,584	JPMorgan Chase & Co.	5/18/18	(8,600)
EUR	24,150,000	USD	29,859,302	JPMorgan Chase & Co.	5/18/18	(38,698)
USD	102,604,898	EUR	82,510,000	JPMorgan Chase & Co.	5/18/18	720,923
GBP	108,600,000	USD	151,456,275	Citigroup Global Markets Inc.	6/15/18	1,404,625
SEK	367,900,000	USD	45,158,835	HSBC Bank USA, N.A.	6/21/18	(819,857)

Total						$(255,062)

Abbreviations used in this table:

AUD	— Australian Dollar
COP	— Colombian Peso
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
NOK	— Norwegian Krone
PLN	— Polish Zloty
SEK	— Swedish Krona
TRY	— Turkish Lira
USD	— United States Dollar
ZAR	— South African Rand

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

BrandywineGLOBAL — Global Opportunities Bond Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Prior to December 1, 2017, short-term fixed income securities that would mature in 60 days or less were valued at amortized cost, unless it was determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Sovereign Bonds	—	$1,862,046,518	—	$1,862,046,518
Corporate Bonds & Notes	—	771,774,355	—	771,774,355
U.S. Government & Agency Obligations	—	620,566,635	—	620,566,635
Collateralized Mortgage Obligations	—	70,483,849	—	70,483,849

Total Long-Term Investments	—	3,324,871,357	—	3,324,871,357

Short-Term Investments†:
U.S. Government & Agency Obligations	—	292,748,363	—	292,748,363
Money Market Funds	$87,695,534	—	—	87,695,534

Total Short-Term Investments	87,695,534	292,748,363	—	380,443,897

Total Investments	$87,695,534	$3,617,619,720	—	$3,705,315,254

Other Financial Instruments:
Forward Foreign Currency Contracts	—	16,519,564	—	16,519,564

Total	$87,695,534	$3,634,139,284	—	$3,721,834,818

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$16,774,626	—	$16,774,626

†	See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	May 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	May 25, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	May 25, 2018